Derivative Instruments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Net derivative liability	$ (12,042,000)		$ (24,623,000)
Notional amounts of interest rate swaps	100,000,000
Payment of weighted average fixed rate on notional amount	2.09%	[1]
Swap Interest Rates, Receive	LIBOR	[1]
Percentage of open positions	50.00%
Derivative gain in AOCI recognized in 2012	700,000
Gain remained in AOCI related to the interest rate swaps	700,000
Net hedging losses in the derivatives recognized	300,000
Recognized hedging losses expected	1,400,000
Derivative, Fair Value, Net	(1,433,000)
Natural Gas Midstream Segment
Derivative [Line Items]
Net derivative liability	$ 10,600,000

[1]	References to LIBOR represent the 3-month rate.